Leases - Additional Information (Details) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)
Capital Leased Assets [Line Items]
Operating cash payment from operating leases		$ 2,382
Liability increase (decrease)	$ 531	1,306
Asset increase (decrease)	$ 531
Increase to operating lease right-of-use asset		1,213
Rent expense increase (decrease)		$ (3)
Minimum
Capital Leased Assets [Line Items]
Lessee, operating lease, term	0 years	0 years
Operating cash payment from operating leases		$ 0
Maximum
Capital Leased Assets [Line Items]
Lessee, operating lease, term	10 years	10 years
Operating cash payment from operating leases		$ 37